Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2024
Prepayments and Other Current Assets
Prepayments and Other Current Assets

4.    Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	As of December 31,
	2023	2024
	RMB	RMB
Deductible input value-added tax	21,272	4,994
Prepayment for promotion and advertising expense and other operation expenses	63,322	37,019
Other receivables related to exercise of share options and vesting of restricted shares	13,577	5,332
Prepaid content costs	28,857	32,764
Interest income receivables	30,257	23,624
Rental and other deposits	35,689	22,666
Inventories	22,186	30,957
Others	16,856	6,090
Total	232,016	163,446